Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax asset
Tax loss carried forward	$ 8,134	$ 8,427
Pension liability	1,448	968
Fixed assets	(905)	(691)
Allowance for compensated absence	44	15
Deferred income tax asset before valuation allowance	8,721	8,719
Less: valuation allowance	(4,257)	(4,839)
Deferred income tax asset after valuation allowance	4,464	3,880
Deferred income tax liability
Other	(19)	(14)
Net deferred income tax assets	$ 4,445	$ 3,866